                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                Copy to:

Ryan M. Louvar, Vice President and Counsel       Timothy W. Diggins, Esq.
    State Street Bank and Trust Company              Ropes & Gray LLP
    Two Avenue de Lafayette, 6th Floor            One International Place
        Boston, Massachusetts 02111          Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 10.2%
Amazon.Com, Inc. (a)                                         68,000   $    2,184
Apollo Group, Inc. Class A (a)                               29,475        1,451
AutoNation, Inc. (a)                                         30,136          630
AutoZone, Inc. (a)                                           11,387        1,176
Avis Budget Group, Inc. (a)                                   1,920           35
Bed Bath & Beyond, Inc. (a)                                  59,014        2,258
Best Buy Co., Inc.                                           86,781        4,648
Big Lots, Inc. (a)                                           24,438          484
Black & Decker Corp.                                         16,033        1,272
Brunswick Corp.                                              19,929          622
Carnival Corp.                                               92,919        4,370
CBS Corp.                                                   163,098        4,594
Centex Corp.                                                 25,776        1,356
Circuit City Stores, Inc.                                    31,439          789
Clear Channel Communications, Inc.                          106,665        3,077
Coach, Inc. (a)                                              77,000        2,649
Comcast Corp. Class A (a)                                   439,767       16,205
D.R. Horton, Inc.                                            56,700        1,358
Darden Restaurants, Inc.                                     32,010        1,359
Dillard's, Inc. Class A                                      13,653          447
Dollar General Corp.                                         64,115          874
Dow Jones & Co., Inc.                                        12,526          420
Eastman Kodak Co.                                            60,837        1,363
eBay, Inc. (a)                                              246,020        6,977
EW Scripps Co. Class A                                       18,000          863
Family Dollar Stores, Inc.                                   33,068          967
Federated Department Stores, Inc.                           115,880        5,007
Ford Motor Co.                                              399,855        3,235
Fortune Brands, Inc.                                         32,566        2,446
Gannett Co., Inc.                                            49,938        2,838
Gap, Inc.                                                   113,930        2,159
General Motors Corp.                                        117,773        3,917
Genuine Parts Co.                                            35,493        1,531
Goodyear Tire & Rubber Co. (a)                               37,942          550
H&R Block, Inc.                                              68,820        1,496
Harley-Davidson, Inc.                                        55,138        3,460
Harman International Industries, Inc.                        13,900        1,160
Harrah's Entertainment, Inc.                                 38,433        2,553
Hasbro, Inc.                                                 36,787          837
Hilton Hotels Corp.                                          81,543        2,271
Home Depot, Inc.                                            435,357       15,790
International Game Technology                                71,952        2,986
Interpublic Group of Cos., Inc. (a)                          88,477          876
JC Penney & Co., Inc.                                        47,188        3,227
Johnson Controls, Inc.                                       41,596        2,984
Jones Apparel Group, Inc.                                    23,979          778
KB HOME                                                      15,862          695
Kohl's Corp. (a)                                             68,910        4,474
Leggett & Platt, Inc.                                        38,254          957

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Lennar Corp. Class A                                         28,700   $    1,299
Limited Brands                                               70,969        1,880
Liz Claiborne, Inc.                                          22,041          871
Lowe's Cos., Inc.                                           321,546        9,023
Marriot International, Inc. Class A                          73,878        2,855
Mattel, Inc.                                                 81,445        1,604
McDonald's Corp.                                            258,053       10,095
McGraw-Hill, Inc.                                            74,026        4,296
Meredith Corp.                                                8,947          441
New York Times Co. Class A                                   30,745          707
Newell Rubbermaid, Inc.                                      57,721        1,635
News Corp. Class A                                          491,700        9,662
NIKE, Inc. Class B                                           41,013        3,594
Nordstrom, Inc.                                              49,376        2,089
Office Depot, Inc. (a)                                       59,670        2,369
OfficeMax, Inc.                                              14,319          583
Omnicom Group, Inc.                                          36,817        3,446
Pulte Homes, Inc.                                            44,872        1,430
Radioshack Corp.                                             28,653          553
Sears Holdings Corp. (a)                                     17,552        2,775
Sherwin-Williams Co.                                         23,570        1,315
Snap-On, Inc.                                                12,548          559
Stanley Works                                                18,132          904
Staples, Inc.                                               152,125        3,701
Starbucks Corp. (a)                                         159,052        5,416
Starwood Hotels & Resorts Worldwide, Inc. Class B            45,212        2,586
Target Corp.                                                180,157        9,954
Tiffany & Co.                                                30,068          998
Time Warner, Inc.                                           856,847       15,620
TJX Cos., Inc.                                               93,313        2,616
Tribune Co.                                                  40,155        1,314
Univision Communications, Inc. Class A (a)                   53,018        1,821
V.F. Corp.                                                   18,488        1,349
Viacom, Inc. Class B (a)                                    150,698        5,603
Walt Disney Co.                                             441,773       13,655
Wendy's International, Inc.                                  24,867        1,666
Whirlpool Corp.                                              16,262        1,368
Wyndham Worldwide Corp. (a)                                  41,524        1,161
Yum! Brands, Inc.                                            57,722        3,004
                                                                      ----------
                                                                         264,472
                                                                      ----------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co.                                           16,058          812
Altria Group, Inc.                                          440,464       33,718
Anheuser-Busch Cos., Inc.                                   161,167        7,657
Archer-Daniels-Midland Co.                                  138,167        5,234
Avon Products, Inc.                                          94,448        2,896
Brown-Forman Corp. Class B                                   17,182        1,317
Campbell Soup Co.                                            48,783        1,781
Clorox Co.                                                   31,310        1,973
Coca-Cola Co.                                               428,435       19,142
Coca-Cola Enterprises, Inc.                                  58,000        1,208
Colgate-Palmolive Co.                                       108,835        6,759

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                                         108,046   $    2,645
Constellation Brands, Inc. Class A (a)                       46,400        1,335
Costco Wholesale Corp.                                       97,851        4,861
CVS Corp.                                                   173,284        5,566
Dean Foods Co. (a)                                           28,400        1,193
Estee Lauder Cos, Inc. Class A                               28,600        1,153
General Mills, Inc.                                          74,364        4,209
H.J. Heinz Co.                                               70,320        2,948
Hershey Foods Corp.                                          37,308        1,994
Kellogg Co.                                                  51,729        2,562
Kimberly-Clark Corp.                                         97,364        6,364
Kroger Co.                                                  152,022        3,518
McCormick & Co., Inc.                                        27,400        1,041
Molson Coors Brewing Co., Class B                             9,644          664
Pepsi Bottling Group, Inc.                                   28,353        1,007
PepsiCo, Inc.                                               347,710       22,692
Procter & Gamble Co.                                        668,257       41,419
Reynolds American, Inc.                                      35,680        2,211
Safeway, Inc.                                                93,693        2,844
Sara Lee Corp.                                              158,717        2,551
SuperValu, Inc.                                              43,003        1,275
Sysco Corp.                                                 129,281        4,324
Tyson Foods, Inc., Class A                                   53,800          854
UST Corp.                                                    33,547        1,839
Wal-Mart Stores, Inc.                                       517,328       25,515
Walgreen Co.                                                213,110        9,460
Whole Foods Market, Inc.                                     29,000        1,723
Wrigley Wm., Jr. Co.                                         46,370        2,136
                                                                      ----------
                                                                         242,400
                                                                      ----------
ENERGY -- 9.1%
Anadarko Petroleum Corp.                                     96,108        4,212
Apache Corp.                                                 69,030        4,363
Baker Hughes, Inc.                                           69,180        4,718
BJ Services Co.                                              62,910        1,895
Chesapeake Energy Corp.                                      79,600        2,307
ChevronTexaco Corp.                                         462,388       29,991
ConocoPhillips                                              347,296       20,675
Devon Energy Corp.                                           92,922        5,868
El Paso Corp.                                               145,394        1,983
EOG Resources, Inc.                                          50,568        3,289
ExxonMobil Corp.                                          1,251,702       83,989
Halliburton Co.                                             218,172        6,207
Hess Corp.                                                   50,106        2,075
Kinder Morgan, Inc.                                          23,138        2,426
Marathon Oil Corp.                                           74,957        5,764
Murphy Oil Corp.                                             39,500        1,878
Nabors Industries, Ltd. (a)                                  68,530        2,039
National Oilwell Varco, Inc. (a)                             36,300        2,125
Noble Corp.                                                  28,523        1,831
Occidental Petroleum Corp.                                  180,646        8,691
Rowan Cos., Inc.                                             23,239          735
Schlumberger, Ltd.                                          248,714       15,428

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Smith International, Inc.                                    42,200   $    1,637
Sunoco, Inc.                                                 27,956        1,739
Transocean, Inc. (a)                                         66,295        4,855
Valero Energy Corp.                                         129,800        6,681
Weatherford International Ltd. (a)                           72,800        3,037
Williams Cos., Inc.                                         126,137        3,011
XTO Energy, Inc.                                             77,100        3,248
                                                                      ----------
                                                                         236,697
                                                                      ----------
FINANCIALS -- 21.8%
ACE, Ltd.                                                    68,155        3,730
AFLAC, Inc.                                                 105,816        4,842
Allstate Corp.                                              132,507        8,312
Ambac Financial Group, Inc.                                  22,047        1,824
American Express Co.                                        255,673       14,338
American International Group, Inc.                          546,883       36,236
Ameriprise Financial, Inc.                                   51,894        2,434
AmSouth Bancorp                                              72,519        2,106
AON Corp.                                                    66,023        2,236
Apartment Investment & Management Co. Class A                20,500        1,115
Archstone-Smith Trust                                        44,300        2,412
Bank of America Corp.                                       952,628       51,032
Bank of New York Co., Inc.                                  160,579        5,662
BB&T Corp.                                                  113,018        4,948
Bear Stearns Cos., Inc.                                      25,299        3,544
Boston Properties, Inc.                                      24,200        2,501
Capital One Financial Corp.                                  64,315        5,059
Charles Schwab Corp.                                        221,393        3,963
Chicago Mercantile Exchange Holdings, Inc.                    7,435        3,556
Chubb Corp.                                                  86,778        4,509
Cincinnati Financial Corp.                                   36,505        1,754
CIT Group, Inc.                                              42,000        2,042
Citigroup, Inc.                                           1,040,671       51,690
Comerica, Inc.                                               33,832        1,926
Commerce Bancorp, Inc.                                       38,300        1,406
Compass Bancshares, Inc.                                     27,100        1,544
Countrywide Financial Corp.                                 130,686        4,579
E*Trade Financial Corp. (a)                                  89,400        2,138
Equity Office Properties Trust                               73,641        2,928
Equity Residential                                           60,907        3,081
Fannie Mae                                                  204,229       11,418
Federal Home Loan Mortgage Corp.                            145,646        9,661
Federated Investors, Inc. Class B                            18,100          612
Fifth Third Bancorp                                         117,600        4,478
First Horizon National Corp.                                 26,117          993
Franklin Resources, Inc.                                     35,244        3,727
Genworth Financial, Inc. Class A                             96,200        3,368
Golden West Financial Corp.                                  56,222        4,343
Goldman Sachs Group, Inc.                                    91,000       15,394

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                      64,188   $    5,568
Huntington Bancshares, Inc.                                  50,554        1,210
J.P. Morgan Chase & Co.                                     730,419       34,301
Janus Capital Group, Inc.                                    44,919          886
KeyCorp                                                      86,209        3,228
Kimco Realty Corp.                                           44,300        1,899
Legg Mason, Inc.                                             27,600        2,784
Lehman Brothers Holdings, Inc.                              112,936        8,341
Lincoln National Corp.                                       61,092        3,793
Loews Corp.                                                  96,642        3,663
M & T Bank Corp.                                             16,800        2,015
Marsh & McLennan Cos., Inc.                                 116,436        3,278
Marshall & Ilsley Corp.                                      53,792        2,592
MBIA, Inc.                                                   28,758        1,767
Mellon Financial Corp.                                       86,323        3,375
Merrill Lynch & Co., Inc.                                   187,327       14,653
MetLife, Inc.                                               159,907        9,064
MGIC Investment Corp.                                        18,362        1,101
Moody's Corp.                                                49,330        3,225
Morgan Stanley                                              225,643       16,452
National City Corp.                                         127,891        4,681
North Fork Bancorp, Inc.                                     98,735        2,828
Northern Trust Corp.                                         38,840        2,269
Plum Creek Timber Co., Inc.                                  38,580        1,313
PNC Financial Services Group, Inc.                           61,847        4,480
Principal Financial Group, Inc.                              56,050        3,042
Progressive Corp.                                           161,188        3,956
ProLogis                                                     51,200        2,921
Prudential Financial, Inc.                                  102,100        7,785
Public Storage, Inc.                                         25,600        2,201
Realogy Corp. (a)                                            51,905        1,177
Regions Financial Corp.                                      95,609        3,517
SAFECO Corp.                                                 24,664        1,453
Simon Property Group, Inc.                                   46,763        4,238
SLM Corp.                                                    87,242        4,535
Sovereign Bancorp, Inc.                                      77,805        1,674
St. Paul Travelers Cos., Inc.                               145,425        6,819
State Street Corp. (b)                                       69,525        4,338
SunTrust Banks, Inc.                                         76,972        5,948
Synovus Financial Corp.                                      67,604        1,986
T. Rowe Price Group, Inc.                                    55,580        2,660
Torchmark Corp.                                              20,676        1,305
U.S. Bancorp                                                375,161       12,463
UnumProvident Corp.                                          74,635        1,447
Vornado Realty Trust                                         26,200        2,856
Wachovia Corp.                                              334,186       18,648
Washington Mutual, Inc.                                     202,513        8,803
Wells Fargo Co.                                             708,222       25,623
XL Capital, Ltd. Class A                                     37,732        2,592
Zions Bancorp                                                22,219        1,773
                                                                      ----------
                                                                         563,967
                                                                      ----------

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
HEALTH CARE -- 12.3%
Abbott Laboratories                                         321,067   $   15,591
Aetna, Inc.                                                 115,228        4,557
Allergan, Inc.                                               31,991        3,603
AmerisourceBergen Corp.                                      43,432        1,963
Amgen, Inc. (a)                                             246,075       17,602
Applera Corp. - Applied Biosystems Group                     38,367        1,270
Barr Pharmaceuticals, Inc. (a)                               22,400        1,163
Bausch & Lomb, Inc.                                          11,325          568
Baxter International, Inc.                                  138,626        6,302
Becton, Dickinson & Co.                                      51,829        3,663
Biogen Idec, Inc. (a)                                        71,673        3,202
Biomet, Inc.                                                 51,841        1,669
Boston Scientific Corp. (a)                                 247,912        3,667
Bristol-Myers Squibb Co.                                    414,517       10,330
C.R. Bard, Inc.                                              21,594        1,620
Cardinal Health, Inc.                                        85,366        5,612
Caremark Rx, Inc.                                            89,808        5,089
CIGNA Corp.                                                  23,289        2,709
Coventry Health Care, Inc. (a)                               33,600        1,731
Eli Lilly & Co.                                             207,897       11,850
Express Scripts, Inc. (a)                                    29,000        2,189
Fisher Scientific International, Inc. (a)                    25,900        2,026
Forest Laboratories, Inc. (a)                                66,206        3,351
Genzyme Corp. (a)                                            55,105        3,718
Gilead Sciences, Inc. (a)                                    96,300        6,616
HCA, Inc.                                                    89,559        4,468
Health Management Associates, Inc. Class A                   50,398        1,053
Hospira, Inc. (a)                                            32,236        1,234
Humana, Inc. (a)                                             34,425        2,275
IMS Health, Inc.                                             41,881        1,116
Johnson & Johnson                                           615,546       39,974
King Pharmaceuticals, Inc. (a)                               49,932          850
Laboratory Corp. of America Holdings (a)                     26,300        1,724
Manor Care, Inc.                                             16,651          871
McKesson Corp.                                               63,831        3,365
Medco Health Solutions, Inc. (a)                             61,872        3,719
MedImmune, Inc. (a)                                          52,465        1,533
Medtronic, Inc.                                             242,902       11,280
Merck & Co., Inc.                                           459,503       19,253
Millipore Corp. (a)                                          10,728          658
Mylan Laboratories Inc.                                      43,200          870
Patterson Cos., Inc. (a)                                     29,500          991
Pfizer, Inc.                                              1,534,574       43,521
Quest Diagnostics Inc.                                       33,800        2,067
Schering-Plough Corp.                                       312,624        6,906
St. Jude Medical, Inc. (a)                                   74,194        2,618
Stryker Corp.                                                63,708        3,159
Tenet Healthcare Corp. (a)                                   99,009          806
Thermo Electron Corp. (a)                                    33,929        1,334
UnitedHealth Group, Inc.                                    283,768       13,961

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
HEALTH CARE -- (CONTINUED)
Watson Pharmaceuticals, Inc. (a)                             22,003   $      576
Wellpoint, Inc. (a)                                         130,978       10,092
Wyeth                                                       283,631       14,420
Zimmer Holdings, Inc. (a)                                    51,120        3,451
                                                                      ----------
                                                                         319,806
                                                                      ----------
INDUSTRIALS -- 10.7%
3M Co.                                                      158,984       11,832
Allied Waste Industries, Inc. (a)                            50,667          571
American Power Conversion Corp.                              36,667          805
American Standard Cos., Inc.                                 37,321        1,566
Avery Dennison Corp.                                         19,870        1,196
Boeing Co.                                                  167,245       13,187
Burlington Northern Santa Fe Corp.                           76,250        5,600
Caterpillar, Inc.                                           137,970        9,078
Cintas Corp.                                                 28,482        1,163
Cooper Industries, Ltd.                                      19,121        1,630
CSX Corp.                                                    92,648        3,042
Cummins, Inc.                                                11,473        1,368
Danaher Corp.                                                49,426        3,394
Deere & Co.                                                  48,241        4,048
Dover Corp.                                                  42,713        2,026
Eaton Corp.                                                  31,978        2,202
Emerson Electric Co.                                         86,635        7,265
Equifax, Inc.                                                26,769          983
FedEx Corp.                                                  64,346        6,993
Fluor Corp.                                                  18,106        1,392
General Dynamics Corp.                                       85,512        6,129
General Electric Co.                                      2,173,523       76,725
Goodrich Co.                                                 25,755        1,044
Honeywell International, Inc.                               172,342        7,049
Illinois Tool Works, Inc.                                    89,928        4,038
Ingersoll-Rand Co. Class A                                   68,600        2,605
ITT Industries, Inc.                                         38,404        1,969
L-3 Communications Holdings, Inc.                            26,600        2,084
Lockheed Martin Corp.                                        74,771        6,435
Masco Corp.                                                  83,074        2,278
Monster Worldwide, Inc. (a)                                  26,192          948
Navistar International Corp. (a)                             13,180          340
Norfolk Southern Corp.                                       86,861        3,826
Northrop Grumman Corp.                                       72,878        4,961
PACCAR, Inc.                                                 53,055        3,025
Pall Corp.                                                   26,774          825
Parker-Hannifin Corp.                                        25,223        1,961
Pitney Bowes, Inc.                                           45,939        2,038
R.R. Donnelley & Sons Co.                                    45,660        1,505
Raytheon Co.                                                 95,814        4,600
Robert Half International, Inc.                              36,214        1,230
Rockwell Automation, Inc.                                    37,120        2,157
Rockwell Collins, Inc.                                       35,419        1,942

                                                                         MARKET
                                                                          VALUE
                                                            SHARES        (000)
                                                          ---------   ----------
Ryder Systems, Inc.                                          12,780   $      660
Southwest Airlines Co.                                      166,140        2,768
Textron, Inc.                                                26,975        2,360
Tyco International, Ltd.                                    423,948       11,866
Union Pacific Corp.                                          56,340        4,958
United Parcel Service, Inc. Class B                         228,400       16,431
United Technologies Corp.                                   213,014       13,494
W.W. Grainger, Inc.                                          16,109        1,080
Waste Management, Inc.                                      115,379        4,232
                                                                      ----------
                                                                         276,904
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.7%
ADC Telecommunications, Inc. (a)                             25,018          375
Adobe Systems, Inc. (a)                                     121,842        4,563
Advanced Micro Devices, Inc. (a)                            102,784        2,554
Affiliated Computer Services, Inc. (a)                       24,600        1,276
Agilent Technologies, Inc. (a)                               85,997        2,811
Altera Corp. (a)                                             75,978        1,397
Analog Devices, Inc.                                         74,861        2,200
Apple Computer, Inc. (a)                                    179,292       13,811
Applied Materials, Inc.                                     290,361        5,148
Autodesk, Inc. (a)                                           48,430        1,684
Automatic Data Processing, Inc.                             116,938        5,536
Avaya, Inc. (a)                                             100,915        1,154
BMC Software, Inc. (a)                                       44,636        1,215
Broadcom Corp. Class A (a)                                   97,569        2,960
CA, Inc.                                                     80,829        1,915
CIENA Corp. (a)                                              18,012          491
Cisco Systems, Inc. (a)                                   1,284,259       29,538
Citrix Systems, Inc. (a)                                     38,153        1,382
Computer Sciences Corp. (a)                                  36,182        1,777
Compuware Corp. (a)                                          78,557          612
Comverse Technology, Inc. (a)                                42,838          918
Convergys Corp. (a)                                          28,605          591
Corning, Inc. (a)                                           328,585        8,021
Dell, Inc. (a)                                              479,091       10,942
Electronic Arts, Inc. (a)                                    65,200        3,630
Electronic Data Systems Corp.                               107,786        2,643
EMC Corp. (a)                                               483,641        5,794
First Data Corp.                                            161,904        6,800
Fiserv, Inc. (a)                                             36,347        1,712
Freescale Semiconductor, Inc. Class B (a)                    86,108        3,273
Google, Inc. (a)                                             45,010       18,090
Hewlett-Packard Co.                                         575,919       21,130
Intel Corp.                                               1,213,103       24,954
International Business Machines Corp.                       320,118       26,230
Intuit, Inc. (a)                                             72,602        2,330
Jabil Circuit, Inc.                                          40,813        1,166
JDS Uniphase Corp. (a)                                      352,519          772

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Juniper Networks, Inc. (a)                                  117,100   $    2,024
KLA-Tencor Corp.                                             41,864        1,862
Lexmark International Group, Inc. Class A (a)                21,702        1,251
Linear Technology Corp.                                      63,675        1,982
LSI Logic Corp. (a)                                          81,935          674
Lucent Technologies, Inc. (a)                               931,672        2,180
Maxim Integrated Products, Inc.                              67,156        1,885
Micron Technology, Inc. (a)                                 151,532        2,637
Microsoft Corp.                                           1,818,004       49,686
Molex, Inc.                                                  29,510        1,150
Motorola, Inc.                                              515,598       12,890
National Semiconductor Corp.                                 62,618        1,473
NCR Corp. (a)                                                38,184        1,508
Network Appliance, Inc. (a)                                  78,067        2,889
Novell, Inc. (a)                                             68,842          421
Novellus Systems, Inc. (a)                                   27,369          757
NVIDIA Corp. (a)                                             73,902        2,187
Oracle Corp. (a)                                            852,519       15,124
Parametric Technology Corp. New (a)                          23,296          407
Paychex, Inc.                                                72,927        2,687
PerkinElmer, Inc.                                            27,257          516
PMC-Sierra, Inc. (a)                                         43,224          257
QLogic Corp. (a)                                             34,290          648
QUALCOMM, Inc.                                              347,578       12,634
Sabre Holdings Corp. Class A                                 28,424          665
SanDisk Corp. (a)                                            40,800        2,184
Sanmina-SCI Corp. (a)                                       112,858          422
Solectron Corp. (a)                                         187,214          610
Sun Microsystems, Inc. (a)                                  732,888        3,642
Symantec Corp. (a)                                          208,134        4,429
Symbol Technologies, Inc.                                    52,185          775
Tektronix, Inc.                                              16,729          484
Tellabs, Inc. (a)                                            93,575        1,026
Teradyne, Inc. (a)                                           41,392          545
Texas Instruments, Inc.                                     322,503       10,723
Unisys Corp. (a)                                             72,779          412
VeriSign, Inc. (a)                                           51,300        1,036
Waters Corp. (a)                                             21,857          990
Xerox Corp. (a)                                             205,842        3,203
Xilinx, Inc.                                                 72,204        1,585
Yahoo!, Inc. (a)                                            261,580        6,613
                                                                      ----------
                                                                         380,468
                                                                      ----------
MATERIALS -- 2.8%
Air Products & Chemicals, Inc.                               45,889        3,046
Alcoa, Inc.                                                 184,446        5,172
Allegheny Technologies, Inc.                                 21,229        1,320
Ashland, Inc.                                                13,280          847
Ball Corp.                                                   21,670          877
Bemis Co., Inc.                                              21,628          711
Consol Energy, Inc.                                          38,300        1,215
Dow Chemical Co.                                            202,799        7,905

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
E.I. Du Pont de Nemours & Co.                               194,339   $    8,325
Eastman Chemical Co.                                         16,862          911
Ecolab, Inc.                                                 38,226        1,637
Freeport-McMoRan Copper & Gold, Inc. Class B                 42,514        2,264
Hercules, Inc. (a)                                           24,698          389
International Flavors & Fragrances, Inc.                     16,204          641
International Paper Co.                                      97,556        3,378
Louisiana-Pacific Corp.                                      21,959          412
MeadWestvaco Corp.                                           37,588          996
Monsanto Co.                                                114,692        5,392
Newmont Mining Corp.                                         94,042        4,020
Nucor Corp.                                                  66,008        3,267
Pactiv Corp. (a)                                             29,764          846
Phelps Dodge Corp.                                           42,510        3,601
PPG Industries, Inc.                                         34,490        2,314
Praxair, Inc.                                                67,420        3,989
Rohm & Haas Co.                                              29,896        1,416
Sealed Air Corp.                                             17,036          922
Sigma-Aldrich Corp.                                          13,793        1,044
Temple-Inland, Inc.                                          22,928          919
United States Steel Corp.                                    26,102        1,506
Vulcan Materials Co.                                         20,996        1,643
Weyerhaeuser Co.                                             51,624        3,176
                                                                      ----------
                                                                          74,101
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.4%
ALLTEL Corp.                                                 82,598        4,584
AT&T, Inc.                                                  817,053       26,603
BellSouth Corp.                                             381,628       16,315
CenturyTel, Inc.                                             23,808          944
Citizens Communications Co.                                  68,877          967
Embarq Corp.                                                 31,045        1,502
Qwest Communications International, Inc. (a)                331,922        2,894
Sprint Corp. (Fon Group)                                    628,400       10,777
Verizon Communications, Inc.                                609,610       22,635
Windstream Corp.                                             99,042        1,306
                                                                      ----------
                                                                          88,527
                                                                      ----------
UTILITIES -- 3.3%
AES Corp. (a)                                               137,914        2,812
Allegheny Energy, Inc. (a)                                   33,899        1,362
Ameren Corp.                                                 42,542        2,246
American Electric Power Co., Inc.                            82,254        2,992
CenterPoint Energy, Inc.                                     63,893          915
CMS Energy Corp. (a)                                         46,605          673
Consolidated Edison, Inc.                                    51,122        2,362
Constellation Energy Group, Inc.                             37,103        2,196
Dominion Resources, Inc.                                     73,887        5,652
DTE Energy Co.                                               36,946        1,534
Duke Energy Corp.                                           262,699        7,934
Dynegy Inc. Class A (a)                                      77,330          428

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
UTILITIES -- (CONTINUED)
Edison International                                         67,762   $    2,822
Entergy Corp.                                                44,043        3,445
Exelon Corp.                                                140,978        8,535
FirstEnergy Corp.                                            68,812        3,844
FPL Group, Inc.                                              85,578        3,851
KeySpan Corp.                                                36,606        1,506
Nicor, Inc.                                                   9,313          398
NiSource, Inc.                                               57,867        1,258
Peoples Energy Corp.                                          8,131          331
PG&E Corp.                                                   73,623        3,066
Pinnacle West Capital Corp.                                  20,581          927
PPL Corp.                                                    79,236        2,607
Progress Energy, Inc.                                        52,408        2,378
Public Service Enterprise Group, Inc.                        52,422        3,208
Sempra Energy                                                56,189        2,823
Southern Co.                                                156,758        5,402
TECO Energy, Inc.                                            43,276          677
TXU Corp.                                                    97,596        6,102
Xcel Energy, Inc.                                            83,797        1,730
                                                                      ----------
                                                                          86,016
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,680,145,629)                                                  2,533,358
                                                                      ----------

                                                             PAR
                                                            AMOUNT
                                                            (000)
                                                          ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.80% due 12/07/06 (c)(d)       $4,299         4,261
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,261,169)                                                          4,261
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime Portfolio                    50,941   $   50,941
Federated Money Market Obligations Trust                        519          519
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $51,460,510)                                                        51,460
                                                                      ----------
TOTAL INVESTMENTS -- 99.9%
(identified cost $1,735,867,308) (e)(f)                                2,589,079

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                              1,396
                                                                      ----------
NET ASSETS -- 100%                                                    $2,590,475
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006 was $931,303,989 and $78,092,615,
     respectively, resulting in net unrealized appreciation of investments of $853,211,374.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                  Number     Unrealized
                                                    of      Appreciation
                                                Contracts       (000)
                                                ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long)
   Expiration Date 12/2006                         868         $1,401
Total unrealized appreciation on open futures
   contracts purchased                                         $1,401

AFFILIATED ISSUER TABLE

                                                                      Income
                                    Shares     Shares                 Earned
                                  purchased     sold                  for the    Realized
                      Number of    for the     for the   Number of   9 Months      Gain
                       shares      9 Months   9 Months     shares      ended    on shares
     Security          held at      ended       ended     held at     9/30/06      sold
   Description       12/31/2005    9/30/06     9/30/06    9/30/06      (000)      (000)
   -----------       ----------   ---------   --------   ---------   --------   ---------
State Street Corp.     70,325       1,200       2,000      69,525       $41        $42

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT           COST
------------------                                   --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 26.18%
ABCP CREDIT ARBITRAGE -- 3.72%
   Giro Funding US Corp.                              5.280%    10/16/2006   $125,575,000   $  125,317,153
   Grampian Funding Ltd.                              5.100%    10/31/2006     25,000,000       24,897,292
   Grampian Funding Ltd.                              5.380%    12/18/2006     50,000,000       49,424,639
                                                                                            --------------
                                                                                               199,639,084
                                                                                            --------------
ABCP HYBRID -- 2.75%
   Giro Balanced Funding Corp.                        5.280%    10/12/2006    147,781,000      147,564,255
                                                                                            --------------
ABCP RECEIVABLES AND SECURITIES -- 10.26%
   Amstel Funding Corp.                               5.245%    12/29/2006     73,203,000       72,264,456
   Bavaria TRR Corporation                            5.285%    10/11/2006     50,000,000       49,933,937
   Beethoven Funding Corp.                            5.290%    10/26/2006    101,077,000      100,720,535
   Liberty Street Funding Corp.                       5.280%    10/11/2006    145,000,000      144,808,600
   Sheffield Receivables Corp.                        5.270%    10/16/2006    102,408,000      102,198,120
   Stratford Rvls Com Ecn                             5.290%    10/12/2006     30,506,000       30,461,173
   Stratford Rvls Com Ecn                             5.290%    10/13/2006     50,969,000       50,886,614
                                                                                            --------------
                                                                                               551,273,435
                                                                                            --------------
ABCP SINGLE SELLER -- 3.26%
   Aegis Finance LLC Ecn                              5.280%    10/12/2006    100,000,000       99,853,333
   Citibank Credit Card Iss                           5.400%    11/01/2006     75,369,000       75,029,840
                                                                                            --------------
                                                                                               174,883,173
                                                                                            --------------
BANK FOREIGN -- 2.23%
   Danske Corp.                                       4.565%    10/13/2006     70,000,000       69,902,360
   Macquarie Bank Ltd. (a)                            5.310%    07/20/2007     50,000,000       49,996,013
                                                                                            --------------
                                                                                               119,898,373
                                                                                            --------------
FINANCE CAPTIVE CONSUMER -- 3.96%
   General Electric Capital Corp.                     4.540%    10/13/2006     40,000,000       39,944,511
   General Electric Capital Corp.                     5.230%    12/27/2006    100,000,000       98,750,611
   General Electric Co.                               5.300%    12/26/2006     75,000,000       74,061,458
                                                                                            --------------
                                                                                               212,756,580
                                                                                            --------------
TOTAL COMMERCIAL PAPER                                                                       1,406,014,900
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 2.05%
BANK DOMESTIC -- 2.05%
   Bank of America NA (a)                             5.315%    02/28/2007     50,000,000       50,000,000
   First Tennessee Bank                               5.330%    12/21/2006    100,000,000      100,000,000
   Washington Mutual Bank (a)                         5.310%    04/20/2007     10,000,000       10,000,000
                                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                  160,000,000
                                                                                            --------------
YANKEE CERTIFICATES OF DEPOSIT -- 32.03%
BANK FOREIGN -- 32.03%
   Barclays Bank PLC                                  5.010%    11/27/2006     25,000,000       25,000,000
   BNP Paribas NY (a)                                 5.448%    10/03/2007    100,000,000       99,980,092
   BNP Paribas NY Branch                              5.340%    05/07/2007     75,000,000       75,000,000
   Calyon NY (a)                                      5.070%    11/27/2006    125,000,000      125,000,000
   Dexia Credit Local SA (a)                          5.305%    09/28/2007    200,000,000      199,961,210
   Fortis Bank                                        4.730%    10/13/2006     70,000,000       70,000,000
   Fortis Bank New York                               4.730%    01/03/2007     50,000,000       49,884,298

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT           COST
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   HBOS Treasury Services NY (a)                      5.290%    06/19/2007   $100,000,000   $  100,000,000
   HBOS Treasury Services PLC                         5.400%    02/26/2007     50,000,000       50,000,000
   Landesbank Baden- Wurtt NY                         5.290%    10/23/2006    125,000,000      125,000,000
   Nordea Bank Finland PLC NY Branch                  5.350%    05/21/2007     25,750,000       25,716,444
   Royal Bank of Scotland (a)                         5.275%    11/20/2006     75,000,000       74,998,299
   Royal Bank Scotland PLC NY                         4.790%    01/03/2007     29,700,000       29,635,303
   Societe Generale NY (a)                            5.268%    06/20/2007     95,000,000       94,983,342
   Svenska Handelsbanken AB (a)                       5.270%    02/12/2007     50,000,000       49,996,386
   Toronto Dominion Bank                              5.430%    05/10/2007    100,000,000      100,002,934
   Toronto Dominion Bank                              5.505%    05/03/2007    100,000,000      100,002,839
   UBS AG                                             5.315%    11/27/2006    250,000,000      250,000,000
   Unicredito Italiano Spa NY                         5.380%    02/12/2007     75,000,000       75,000,000
                                                                                            --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                         1,720,161,147
                                                                                            --------------
EURO CERTIFICATES OF DEPOSIT -- 3.61%
BANK FOREIGN -- 3.61%
   HBOS Treasury Services                             5.600%    06/19/2007     79,000,000       79,080,536
   Societe General Intl                               5.500%    02/07/2007     75,000,000       75,000,000
   Societe Generale                                   5.310%    04/19/2007     20,000,000       20,000,000
   HSBC Bank PLC                                      5.240%    11/08/2006     20,000,000       20,000,200
                                                                                            --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                             194,080,736
                                                                                            --------------
BANK NOTES -- 6.33%
BANK DOMESTIC -- 6.33%
   American Express Bank FSB (a)                      5.300%    03/15/2007     40,000,000       40,000,000
   American Express Credit Corp. (a)                  5.290%    01/09/2007     75,000,000       74,998,921
   Bank of America NA (a)                             5.315%    04/18/2007     50,000,000       50,000,000
   Marshall & Ilsley Bank (a)                         5.270%    03/07/2007     75,000,000       74,993,665
   National City Bank of Indiana (a)                  5.310%    04/04/2007     50,000,000       50,004,788
                                                                                            --------------
TOTAL BANK NOTES                                                                               289,997,374
                                                                                            --------------
MEDIUM TERM NOTES -- 6.61%
BANK DOMESTIC -- 1.30%
   American Express Co. (a)                           5.300%    10/20/2007     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                           5.300%    10/05/2007     50,000,000       50,000,000
                                                                                            --------------
                                                                                                70,000,000
                                                                                            --------------
BANK FOREIGN -- 3.91%
   Alliance & Leicester PLC (a)                       5.304%    10/29/2007     35,000,000       35,000,000
   BNP Paribas (a)(b)                                 5.363%    09/21/2007     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)    5.369%    10/19/2007     30,000,000       30,000,000
   HBOS Treasury Services PLC (a)                     5.300%    10/11/2007     25,000,000       25,000,000
   National Australia Bank Ltd. (a)(b)                5.300%    10/07/2007     20,000,000       20,000,000
   Unicredito Italiano Bank Ireland (a)               5.340%    10/15/2007     15,000,000       15,000,000
   Westpac Banking Corp. (a)(b)                       5.460%    05/25/2007     45,000,000       45,027,077

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT           COST
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   Westpac Banking Corp. (a)(b)                       5.300%    10/18/2007   $ 15,000,000   $   15,000,000
                                                                                            --------------
                                                                                               210,027,077
                                                                                            --------------
FINANCE CAPTIVE CONSUMER -- 1.40%
   Toyota Motor Credit Corp. (a)                      5.463%    07/02/2007     75,000,000       74,995,688
                                                                                            --------------
TOTAL MEDIUM TERM NOTES                                                                        355,022,765
                                                                                            --------------
TIME DEPOSIT -- 1.46%
   Suntrust Bank                                      5.375%    10/02/2006     78,470,000       78,470,000
                                                                                            --------------
TOTAL TIME DEPOSIT                                                                              78,470,000
                                                                                            --------------
PROMISSORY NOTE -- 0.47%
   Goldman Sachs Group, Inc. (b)(c)                   5.380%    12/18/2006     25,000,000       25,000,000
                                                                                            --------------
TOTAL PROMISSORY NOTE                                                                           25,000,000
                                                                                            --------------
REPURCHASE AGREEMENTS -- 20.84%
   ABN AMRO Inc. Tri Party Repo, dated 09/29/06
      (collateralized by Corporate Notes,
      6.400% - 7.500% due 09/15/09 - 10/30/31
      valued at $78,750,001); proceeds $75,033,906    5.425%    10/02/2006     75,000,000       75,000,000
   Bear Stearns Tri Party Repo, dated 09/29/06
      (collateralized by Asset-Backed Securities,
      0.000% - 6.830% due 04/15/11 - 10/25/36
      valued at $127,500,749); proceeds
      $125,056,510                                    5.425%    10/02/2006    125,000,000      125,000,000
   Credit Suisse First Boston Tri Party Repo,
      dated 09/29/06 (collateralized by Corporate
      Notes, 0.000% - 8.125% due 12/31/09 -
      10/01/36 valued at $76,503,101); proceeds
      $75,033,906                                     5.425%    10/02/2006     75,000,000       75,000,000
   Deutsche Bank Tri Party Repo, dated 09/29/06
      (collateralized by Equity Securities, valued
      at $112,350,031); proceeds $107,048,640         5.455%    10/02/2006    107,000,000      107,000,000
   Deutsche Bank Tri Party Term Repo, dated
      09/29/06 (collateralized by Corporate Notes,
      7.500% - 8.750% due 02/01/11 - 08/15/36
      valued at $105,001,194); proceeds
      $100,103,056                                    5.300%    10/06/2006    100,000,000      100,000,000
   Deutsche Bank Tri Party Term Repo, dated
      09/29/06 (collateralized by Federal National
      Mortgage Association, 5.500% - 6.250% due
      03/01/20 - 08/25/34 and Federal Home Loan
      Mortgage Corporation, 5.000% due 09/01/35
      valued at $203,998,840); proceeds
      $200,940,444                                    5.290%    10/31/2006    200,000,000      200,000,000
   Lehman Brothers Tri Party Repo, dated 09/29/06
      (collateralized by Corporate Notes, 0.072% -
      7.750% due 01/07/09 - 07/30/50 valued at
      $122,402,927); proceeds $120,054,150            5.415%    10/02/2006    120,000,000      120,000,000
   Merrill Lynch Tri Party Repo, dated 09/29/06
      (collateralized by Federal Home Loan
      Mortgage Corporation, 4.000% - 16.250% due
      02/01/07 - 09/01/36 and Federal National
      Mortgage Association, 4.000% - 15.000% due
      04/01/07-10/01/36 valued at $303,960,424);
      proceeds $298,133,603                           5.380%    10/02/2006    298,000,000      298,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT           COST
------------------                                   --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   UBS Warburg LLC Tri Party Repo, dated 09/29/06
      (collateralized by Federal National Mortgage
      Association, 5.000% - 5.250% due 03/15/16 -
      09/15/16 valued at $19,384,714); proceeds
      $19,008,233                                     5.200%    10/02/2006     19,000,000       19,000,000
                                                                                            --------------
TOTAL REPURCHASE AGREEMENTS                                                                  1,119,000,000
                                                                                            --------------
TOTAL INVESTMENTS -- 99.58%                                                                  5,347,746,922
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.42%                                                  22,697,462
                                                                                            --------------
NET ASSETS -- 100.00%                                                                       $5,370,444,384
                                                                                            ==============

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2006.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At September 30, 2006, this security represents 0.47% of net assets.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: November 20, 2006


By: /s/ Gary L. French
    ---------------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: November 20, 2006